Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax
Schedule of income before income taxes

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Income (loss) Before Income Taxes:
PRC	(3,029,769)	(32,340,085)	125,404,634
Other	(464,549,563)	(37,916,141)	(63,455,200)

Total	(467,579,332)	(70,256,226)	61,949,434

Schedule of expense (benefit) for income taxes

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Current Tax
PRC	17,257,121	16,813,520	44,386,281
Other	58,037	—	35,774

	17,315,158	16,813,520	44,422,055

Deferred Tax
PRC	(20,039,088)	(15,644,866)	(30,745,061)
Other	—	—	—

	(20,039,088)	(15,644,866)	(30,745,061)

Income tax expense (benefit)	(2,723,930)	1,168,654	13,676,994

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Accrued salary expenses	16,586,026	24,396,931
Bad debt provision	8,201,901	19,233,885
Net operating loss carry forwards	24,008,244	23,846,831
Advertising expenses temporarily non-deductible	9,415,848	19,970,491
Other	312,952	71,177

Gross deferred tax assets	58,524,971	87,519,315
Valuation allowance	(7,324,717)	(11,237,880)

Total deferred tax assets	51,200,254	76,281,435

Analysis as:
Current	41,212,042	66,331,906
Non-current	9,988,212	9,949,529

Deferred tax liabilities:
Amortization of intangible and other assets	36,925,632	29,900,565

Total deferred tax liabilities	36,925,632	29,900,565

Analysis as:
Current	—	—
Non-current	36,925,632	29,900,565

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Balance as of January 1,	183,392	689,076	7,324,717
Additions	484,262	6,625,864	3,631,241
Changes due to foreign exchange	21,422	9,777	281,922

Balance as of December 31,	689,076	7,324,717	11,237,880

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2011	2012	2013
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(24.26)%	(14.86)%	13.60%
Effect of tax preference	0.72%	(1.91)%	(17.16)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.83)%	(2.14)%	(1.47)%
Valuation allowance movement	(0.10)%	(9.48)%	5.86%
Effect of different tax rate of DTA and DTL applied	0.05%	0.55%	(3.22)%
Others	—	1.18%	(0.53)%

	0.58%	(1.66)%	22.08%

Summary of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2011	2012	2013
	$	$	$
The aggregate dollar effect	3,046,393	(1,336,133)	10,628,117
Per share effect — basic	0.04	(0.01)	0.08
Per share effect — diluted	0.04	(0.01)	0.08